Share-Based and Unit-Based Compensation - Schedule of Activity under the 2021 Incentive Plan Related to RSUs (Details) - 2021 Incentive Plan - RSUs shares in Thousands	3 Months Ended
May 31, 2021 $ / shares shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of Shares, Granted | shares	2,075
Number of Shares, Ending balance | shares	2,075
Weighted Average Market Value Per Share, Granted | $ / shares	$ 12.87
Weighted Average Market Value Per Share, Ending balance | $ / shares	$ 12.87
Weighted Average Remaining Contractual Term (in years)	3 years 4 months 24 days